TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$ (840)	$ (411)	$ (881)
Tax rates	23.00%	24.00%	25.00%
Theoretical tax benefit	$ (193)	$ (99)	$ (220)
Non - deductible expenses	37	24	57
Loss and timing differences for which no deferred tax was provided	187	50	195
Tax adjustment in respect of different tax rate of subsidiaries	6	12	29
Changes in provision for uncertain tax positions	9	4	2
Taxes on income, net, as reported in the statements of operations	$ 46	$ (9)	$ 63